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                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)

                                 August 6, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re:      Van Kampen Government Securities Fund
                  Rule 497(j) Filing (File No. 33-88738)

Ladies and Gentlemen:

         Van Kampen Government Securities Fund filed via EDGAR on June 24, 2002 an electronically signed copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") complete with exhibits filed therewith pursuant to the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended.

         In accordance with the provisions of Rule 497(j), of the 1933 Act Rules, this letter serves to certify that the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(b) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-5295 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/  Sara L. Badler

                                                     Sara L. Badler
                                                     Assistant Secretary